Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Revenue
	For the Year Ended December 31,
	2023	2022	2021
Revenue from contracts with customers	$284,890,018	$4,392,585	$-
Revenue for administrative services with related parties	1,761,896	2,038,437	1,529,063

Total revenue	$286,651,914	$6,431,022	$1,529,063

Disaggregation of Revenue from Contracts with Customers
In the following table, revenue from contracts with customers is disaggregated by primary major products and service lines and timing of revenue recognition.

	For the year ended
	December 31,
	2023	2022	2021
Major products/service lines
Room rentals	$169,417,278	$1,103,206	$-
Food and beverage	104,813,372	2,520,105	-
Laundry	4,818,864	-	-
Private events	-	21,120	-
Spa services	3,127,449	18,600	-
Other services	2,713,055	729,554	-
Total revenue from contracts with customers	284,890,018	4,392,585	-

Administrative services to related parties	1,761,896	2,038,437	1,529,063

Total revenue	286,651,914	6,431,022	1,529,063

Timing of revenue recognition
Services and products transferred at a point in time	117,234,636	5,327,816	1,529,063
Services transferred over time	169,417,278	1,103,206	-
Total revenue from contracts with customers	$286,651,914	$6,431,022	$1,529,063